Convertible Advance Investment (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 27, 2023	Dec. 31, 2022	Feb. 17, 2022	Aug. 25, 2021	Mar. 25, 2021	May 07, 2020	Aug. 06, 2019
Convertible Advance Investment (Details) [Line Items]
Amount raised			$ 350
Aggregate investment		$ 10,000			$ 54	$ 75
Discount percentage		10.00%
Redemption payment percentage		200.00%
Conversion price		80.00%
Public offering price (in Dollars per share)	$ 4
IPO [Member]
Convertible Advance Investment (Details) [Line Items]
Public offering price (in Dollars per share)		$ 4,000
Advance Investment Agreements [Member]
Convertible Advance Investment (Details) [Line Items]
Aggregate investment		$ 10,000
Discount percentage		20.00%
Advance Investment Agreements [Member] | Minimum [Member]
Convertible Advance Investment (Details) [Line Items]
Amount raised				$ 560
Advance Investment Agreements [Member] | Maximum [Member]
Convertible Advance Investment (Details) [Line Items]
Amount raised							$ 3,097
Advance Investment Agreements [Member] | Convertible Preferred Stock [Member]
Convertible Advance Investment (Details) [Line Items]
Aggregate investment		$ 10,000
Discount percentage		20.00%
Conversion amount		$ 62,500